Acquisitions and Divestitures Asset Divestiture - Borgata (Details) - USD ($) $ in Thousands			3 Months Ended								7 Months Ended	12 Months Ended
	Feb. 16, 2017	Aug. 02, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net Revenues			$ 595,088	$ 591,542	$ 604,124	$ 610,065	$ 558,649	$ 535,173	$ 548,784	$ 556,653		$ 2,400,819	$ 2,199,259	$ 2,214,831
Equity Method Investment, Ownership Percentage			50.00%									50.00%
Proceeds from Divestiture of Businesses		$ 900,000
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 589,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax												$ 181,700
Costs and Expenses												2,057,018	1,938,851	1,943,247
Operating Income (Loss)			$ 80,477	78,940	89,554	94,830	29,726	67,881	80,439	82,362		343,801	260,408	271,584
Increase (decrease) in fair value of derivative instruments												173,108	212,692	224,590
Gain Loss on Early Retirements of Debt												(1,582)	(42,364)	(40,733)
Income Tax Expense (Benefit)												3,115	(199,933)	(6,625)
Net Income (Loss) Attributable to Parent			$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296		$ 189,390	420,231	47,607
Borgata
Business Acquisition [Line Items]
Net Revenues											$ 485,510			804,166
Equity Method Investment, Ownership Percentage			50.00%									50.00%
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation												$ 14,800	$ 9,100
Refund From Tax Settlement	$ 72,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax												$ 36,200
Costs and Expenses											366,812			657,324
Operating Income (Loss)											118,698			146,842
Increase (decrease) in fair value of derivative instruments											26,378			59,681
Gain Loss on Early Retirements of Debt											1,628			18,895
Income Tax Expense (Benefit)											8,274			(3,731)
Net Income (Loss) Attributable to Parent											$ 82,418			$ 71,997
MDDHC [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			1.00%									1.00%
Subsidiaries [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			49.00%									49.00%